Inventories (Tables)	12 Months Ended
Mar. 31, 2013
Inventories

At March 31, 2013 and 2012, inventories comprised the following:

	Millions of yen
	2013	2012
Finished products, including finished parts held for sale	¥437,729	¥422,001
Work in process	141,166	141,302
Materials and supplies	54,752	49,056

Total	¥633,647	¥612,359